Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Revenues	$ 11,252	$ 2,757,229	$ 4,278,729
Operating expenses
Selling, general and administrative expenses	2,130,282	4,991,878	3,894,688
Total operating expenses	2,130,282	4,991,878	3,894,688
Income from operations	(2,119,030)	(2,234,649)	384,041
Other income (expenses):
Other income	74	140,709	93,639
Other expenses	(5,450)	(2,186)	(31,617)
Interest income	667,898	636,489	312,855
Interest expense	(3)	(133)
Total other income	662,519	774,879	374,877
(Loss) Income before tax	(1,456,511)	(1,459,770)	758,918
Income tax	(27,413)		(633,614)
Net (loss) income including noncontrolling interest	(1,483,924)	(1,459,770)	125,304
Less: loss attributable to noncontrolling interest	(67,207)	(403,410)	(67,827)
Net (loss) income attributable to Dragon Victory	(1,416,717)	(1,056,360)	193,131
Net (loss) income including noncontrolling interest	(1,483,924)	(1,459,770)	125,304
Other comprehensive (loss) income:
Foreign currency translation loss	(482,468)	(216,605)	(29,887)
Comprehensive (loss) income including noncontrolling interest	(1,966,392)	(1,676,375)	95,417
Comprehensive loss attributable to noncontrolling interest	(67,207)	(410,975)	(78,790)
Comprehensive (loss) income attributable to Dragon Victory	$ (1,899,185)	$ (1,265,400)	$ 174,207
(Loss) Earnings per share attributable to Dragon Victory common stockholders
Basic	$ (0.12)	$ (0.09)	$ 0.02
Diluted	$ (0.12)	$ (0.09)	$ 0.02
Weighted average shares outstanding-Dragon Victory
Basic	11,421,393	11,421,393	10,771,058
Diluted	11,421,393	11,421,393	10,771,058